Related Party Disclosures - Transactions with other related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	May 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Research and development expense.	€ 84,295	€ 83,028
Trade and other payables	1,078			€ 1,226
Non-Cancelable commitment	€ 7,362			€ 7,702
Number of shares called by each warrant	6,200,000
Ionblox, Inc
Disclosure of transactions between related parties [line items]
Research and development expense.	€ 71	€ 94
Aceville Pte. Limited
Disclosure of transactions between related parties [line items]
Warrants issued			184,210,526
Initial Funding Amount from Aceville			€ 100,000
Additional Funding Amount from Aceville			75,000
Additional Funding From Third Parties			75,000
Derivative financial asset			€ 82,829